SEGMENT AND RELATED INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Jan. 03, 2014		Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 28, 2012		Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Jan. 03, 2014 segments		Dec. 28, 2012		Dec. 30, 2011
Segment additional assets information [Abstract]
Investments in and advances to unconsolidated joint ventures	$ 245.6					$ 278.3					$ 245.6		$ 278.3
Property and equipment, net	608.1	[1],[2]				687.5	[1],[2]				608.1	[1],[2]	687.5	[1],[2]
Total assets	8,718.0					9,261.0					8,718.0		9,261.0
Segment additional income statement information [Abstract]
Revenues	2,660.7		2,735.5	2,792.0	2,802.5	2,972.7		2,947.6	2,690.7	2,361.5	10,990.7		10,972.5		9,545.0
Equity in income (loss) of unconsolidated joint ventures											93.6		107.6		132.2
URS operating income (loss)											508.7	[3],[4]	570.7	[3]	473.9	[3]
Operating income (loss)	113.5		179.3	145.4	152.6	171.4		203.6	149.5	161.4	590.8		685.9		251.1
Capital expenditures											136.4		153.2		81.7
Depreciation and amortization											264.2		233.6		142.7
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues	2,660.7		2,735.5	2,792.0	2,802.5	2,972.7		2,947.6	2,690.7	2,361.5	10,990.7		10,972.5		9,545.0
Segment reporting disclosure (Textuals) [Abstract]
Number of operating segments											4
Goodwill impairment															(351.3)
United States [Member]
Segment additional assets information [Abstract]
Property and equipment, net	313.6	[2]				320.4	[2]				313.6	[2]	320.4	[2]
International [Member]
Segment additional assets information [Abstract]
Property and equipment, net	294.5	[2]				367.1	[2]				294.5	[2]	367.1	[2]
US Army [Member]
Segment additional income statement information [Abstract]
Revenues											1,375.0	[5]	1,755.0		1,692.3
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues											1,375.0	[5]	1,755.0		1,692.3
US Army [Member] | Sales [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Percentage of revenues from major customers											13.00%	[5]	16.00%		18.00%
DOE [Member]
Segment additional income statement information [Abstract]
Revenues											831.2		989.7		1,269.0
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues											831.2		989.7		1,269.0
DOE [Member] | Sales [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Percentage of revenues from major customers											8.00%		9.00%		13.00%
Federal Market Sector [Member] | Sales [Member]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Percentage of revenues from major customers											17.00%		11.00%		58.00%
Operating Segments [Member] | United States [Member]
Segment additional income statement information [Abstract]
Revenues											8,136.7		8,640.2		8,329.7
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues											8,136.7		8,640.2		8,329.7
Corporate [Member]
Segment additional assets information [Abstract]
Property and equipment, net	29.1					26.9					29.1		26.9
Total assets	257.7					192.1					257.7		192.1
Segment additional income statement information [Abstract]
URS operating income (loss)											(77.5)	[3],[6]	(99.7)	[3],[6]	(79.5)	[3],[6]
Operating income (loss)											(77.5)	[6],[7]	(99.7)	[6],[7]	(79.5)	[6],[7]
Capital expenditures											12.6	[6]	13.2	[6]	10.9	[6]
Depreciation and amortization											8.8	[6]	6.6	[6]	6.3	[6]
Inter-segment Eliminations and Other [Member]
Segment additional income statement information [Abstract]
Revenues											(160.2)		(162.8)		(162.4)
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues											(160.2)		(162.8)		(162.4)
Infrastructure and Environment [Member]
Segment additional assets information [Abstract]
Investments in and advances to unconsolidated joint ventures	8.0					8.2					8.0		8.2
Segment additional income statement information [Abstract]
Equity in income (loss) of unconsolidated joint ventures											2.4		4.0		3.9
Infrastructure and Environment [Member] | US Army [Member]
Segment additional income statement information [Abstract]
Revenues											125.2	[5]	128.4		141.7
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues											125.2	[5]	128.4		141.7
Infrastructure and Environment [Member] | DOE [Member]
Segment additional income statement information [Abstract]
Revenues											4.7		5.6		5.9
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues											4.7		5.6		5.9
Infrastructure and Environment [Member] | Operating Segments [Member]
Segment additional assets information [Abstract]
Property and equipment, net	135.9					138.7					135.9		138.7
Total assets	2,119.5					2,222.1					2,119.5		2,222.1
Segment additional income statement information [Abstract]
Revenues											3,634.1		3,714.4		3,761.0
URS operating income (loss)											209.0	[3]	213.4	[3]	222.0	[3]
Operating income (loss)											210.7	[7]	215.5	[7]	222.0	[7]
Capital expenditures											36.9		42.5		51.2
Depreciation and amortization											50.0		56.0		55.0
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues											3,634.1		3,714.4		3,761.0
Federal Services [Member]
Segment additional assets information [Abstract]
Investments in and advances to unconsolidated joint ventures	95.4					111.0					95.4		111.0
Segment additional income statement information [Abstract]
Equity in income (loss) of unconsolidated joint ventures											84.9	[8]	83.4	[8]	114.7	[8]
Federal Services [Member] | US Army [Member]
Segment additional income statement information [Abstract]
Revenues											1,100.3	[5]	1,497.8		1,352.4
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues											1,100.3	[5]	1,497.8		1,352.4
Federal Services [Member] | DOE [Member]
Segment additional income statement information [Abstract]
Revenues											821.9		984.0		1,260.5
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues											821.9		984.0		1,260.5
Federal Services [Member] | Operating Segments [Member]
Segment additional assets information [Abstract]
Property and equipment, net	38.8					41.6					38.8		41.6
Total assets	2,727.6					2,911.6					2,727.6		2,911.6
Segment additional income statement information [Abstract]
Revenues											3,157.2	[8]	3,774.9	[8]	4,013.9	[8]
URS operating income (loss)											307.8	[3],[8]	300.9	[3],[8]	276.8	[3],[8]
Operating income (loss)											370.3	[7],[8]	378.9	[7],[8]	25.5	[7],[8]
Capital expenditures											13.0	[8]	5.9	[8]	5.8	[8]
Depreciation and amortization											47.8	[8]	45.3	[8]	36.3	[8]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues											3,157.2	[8]	3,774.9	[8]	4,013.9	[8]
Segment reporting disclosure (Textuals) [Abstract]
Goodwill impairment															(351.3)
Energy and Construction [Member]
Segment additional assets information [Abstract]
Investments in and advances to unconsolidated joint ventures	21.3					19.1					21.3		19.1
Segment additional income statement information [Abstract]
Equity in income (loss) of unconsolidated joint ventures											8.1		16.0		13.6
Energy and Construction [Member] | US Army [Member]
Segment additional income statement information [Abstract]
Revenues											149.5	[5]	128.8		198.2
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues											149.5	[5]	128.8		198.2
Energy and Construction [Member] | DOE [Member]
Segment additional income statement information [Abstract]
Revenues											4.6		0.1		2.6
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues											4.6		0.1		2.6
Energy and Construction [Member] | Operating Segments [Member]
Segment additional assets information [Abstract]
Property and equipment, net	52.7					55.4					52.7		55.4
Total assets	2,117.6					2,195.9					2,117.6		2,195.9
Segment additional income statement information [Abstract]
Revenues											2,417.8		2,412.9		1,932.5
URS operating income (loss)											52.4	[3]	96.7	[3]	54.6	[3]
Operating income (loss)											71.3	[7]	132.8	[7]	83.1	[7]
Capital expenditures											16.8		18.4		13.8
Depreciation and amortization											40.7		49.2		45.1
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues											2,417.8		2,412.9		1,932.5
Oil and Gas [Member]
Segment additional assets information [Abstract]
Investments in and advances to unconsolidated joint ventures	120.9					140.0					120.9		140.0
Segment additional income statement information [Abstract]
Equity in income (loss) of unconsolidated joint ventures											(1.8)	[9]	4.2	[9]
Oil and Gas [Member] | Operating Segments [Member]
Segment additional assets information [Abstract]
Property and equipment, net	351.6					424.9					351.6		424.9
Total assets	1,495.6					1,739.3					1,495.6		1,739.3
Segment additional income statement information [Abstract]
Revenues											1,941.8	[9]	1,233.1	[9]
URS operating income (loss)											17.0	[3],[9]	59.4	[3],[9]
Operating income (loss)											16.0	[7],[9]	58.4	[7],[9]
Capital expenditures											57.1	[9]	73.2	[9]
Depreciation and amortization											116.9	[9]	76.5	[9]
Segment reporting disclosure of entity's reportable segments revenues by major customers [Abstract]
Revenues											$ 1,941.8	[9]	$ 1,233.1	[9]

[1]	The unamortized computer software costs were $76.0 million and $71.1 million, respectively, as of January 3, 2014 and December 28, 2012.
[2]	Property and equipment, net is categorized by the location of incorporation of the legal entities.
[3]	We are providing information regarding URS operating income (loss) by segment because management uses this information to assess performance and make decisions about resource allocation.
[4]	We are providing information regarding URS operating income (loss) by segment because management uses this information to assess performance and make decisions about resource allocation. URS operating income is defined as segment operating income after reductions for pre-tax noncontrolling interests.
[5]	The U.S. Army includes U.S. Army Corps of Engineers.
[6]	Corporate includes expenses related to corporate functions and acquisition-related expenses.
[7]	The operating income for the year ended December 30, 2011 included a $351.3 million goodwill impairment charge. See Note 9, “Goodwill and Intangible Assets,” for more information.
[8]	The operating results of Apptis have been included in our consolidated results since the acquisition on June 1, 2011.
[9]	The operating results of Flint have been included in our consolidated results since the acquisition on May 14, 2012.